RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2024
Related party transactions [abstract]
Disclosure of information about expenses included in the following management and board compensation
For the year ended September 30, 2024 and the thirteen months ended September 30, 2023, the Company’s expenses included the following management and Board of Directors compensation:

	YEAR ENDED	THIRTEEN MONTHS ENDED
	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Salaries, bonus and consulting fees	$7,155	$4,737
Share-based compensation	4,620	3,525
Total key management compensation	$11,775	$8,262